INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of income tax provision

		For the period from
		February 8, 2021
		(inception)
	Year Ended	Through
	December 31,	December 31,
	2022	2021
Federal
Current	$214,850	$—
Deferred	(715,345)	(118,531)
State and Local
Current	$—	$—
Deferred	—	—
Change in valuation allowance	715,345	118,531
Income tax provision	$214,850	$—

Schedule of significant components of the Company's deferred tax assets

		For the period from
		February 8, 2021
		(inception)
	Year Ended	Through
	December 31,	December 31,
	2022	2021
Deferred Tax Assets
Net Operating Loss	$—	$31,893
Sec. 195 Start-up Costs	833,875	88,493
Total Deferred Tax Assets	833,875	120,386
Deferred Tax Liability	—	—
Unrealized gain on Investment in Trust Account	—	(1,855)
Total Deferred Tax Assets	833,875	(1,855)
Less: Valuation allowance	(833,875)	(118,531)
Deferred Tax Assets, net of allowance	$—	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

		For the period from
		February 8, 2021
		(inception)
	Year Ended	Through
	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	—%	—%
Change in fair value of derivative liabilities	(170.93)%	(25.89)%
Transaction costs	59.18%	—%
Transaction costs allocated to warrant issuance	—%	2.57%
Change in valuation allowance	129.71%	2.32%
Income tax provision	38.96%	—%